Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
9.	COMMITMENTS AND CONTINGENCIES

The Company incurred lease expense for real office and hangar space for the years ended December 31, 2016 and 2015, of $454,129 and $207,439, respectively. Lease expense for aircraft and simulators was $5,407,873 and $3,232,229 for the years ended December 31, 2016 and 2015, respectively.

The Company leased office space on Waller Mill Road in Williamsburg, Virginia. The Company occupied the premises as of January 1, 2015 under a one-year lease, which was subsequently extended to February 28, 2016, after which the lease reverted to a month to month agreement. The company vacated the space August 31, 2016 and relocated to McLaws Circle in Williamsburg, Virginia to support its operations. The Company occupied the premises as of September 1, 2016 under a month-to-month sub-lease to Jackson River Aviation, LLC, an affiliate controlled by the Company’s CEO. The sublease is at or under prevailing market rates.

The Company leases office space in San Marcos, Texas to support its training operations. The Company occupied the premises as of October, 1, 2015 under a fifteen (15) month lease at a rate of $10,500 per month. The lease was extended as of January 1, 2017 for an additional 12 months. The Company also leases simulators used in its training operations at this location. The simulator lease commenced on October, 1, 2015 and extends to December 31, 2016 at a rate of $3,000 per month, at which point it was also renewed for an additional 12 months. The future minimum lease payments associated with these leases at San Marcos, Texas as of December 31, 2016 total $162,000.

The Company leased hangar space in Newport News, VA to support its operations. The Company occupied the premises as of October 1, 2015 under a one-year lease at a rate of $2,000 per month. The term of the lease ended and was not renewed. The future minimum lease payments associated with this lease as of December 31, 2016 is $0. Unpaid lease invoices at December 31, 2016 totaled $14,000 and are included in accounts payable.

The Company leased office and hangar space in Brunswick, ME to support its operations. The Company occupied the premises as of March 1, 2016 under a six-month lease at a rate of $16,673, after which the lease has reverted to a month to month agreement. The facility and related employees were transferred to Tempus Intermediate Holdings, an affiliate of our director, John G. Gulbin, III, as of November 2016. Unpaid lease invoices at December 31, 2016 totaled $160,028 and are included in accounts payable.

In 2015, the Company entered into an aircraft purchase agreement with Pilatus Business Aircraft, Ltd. for the purchase of a Pilatus PC-12 with certain special mission modifications for approximately $7.3 million. The Company entered into this agreement pursuant to a contract with a government law enforcement agency whereby Tempus would lease the aircraft to the agency. Tempus subsequently assigned the lease contract and the purchase obligation to Cowen Aviation Finance Holdings, Inc. (“CAF”) for no consideration and has entered into a services agreement with CAF whereby it will provide certain administrative, servicing and marketing services for this and other aircraft owned by CAF. CAF is owned by Cowen Group, Inc., (“Cowen”) whose board member, Joseph Wright, is also one of our board of directors. For the years ended December 31, 2016 and 2015, Tempus generated $53,082 and $0 of billings in support of CAF. Total purchases by the Company from CAF for the years ended December 31, 2016 and 2015 were $723,756 and $0, respectively. Based on the assignment of the lease contract and purchase obligation to CAF, a $750,000 customer deposit received from the law enforcement agency customer and the $500,000 deposit Tempus paid to Pilatus was transferred to CAF. At December 31, 2016 and 2015 the net payable to CAF was $62,018 and $0, respectively.

Effective as of February 25, 2016, the Company leased a Gulfstream G-IV, at a rate of $70,000 a month for a period of 40 months under a capital lease. The lease permits the lessor to exercise an option to sell the aircraft to the Company at any time after November 30, 2016, or the Company to purchase the aircraft from the lessor, in either case at a value of $5,500,000. We have modified this aircraft for a government customer and are providing it to this customer at an hourly and daily rate, based on this customer’s usage of the aircraft. The monthly lease rate we are paying for this aircraft is fully expensed as cost of revenue upon each event whereby we recognize revenue with this government customer. As of November 4, 2016, the lessor exercised its option to sell the aircraft to the Company, with the sale to close in January 2017. As of the filing date, the Company has not completed the purchase, and according to the terms of the lease agreement, the Company will pay interest on the unpaid balance at the rate of LIBOR plus 5%. The Company is continuing to seek financing to facilitate the purchase of the aircraft. The Company is currently in discussions with the owner/lessor of the G-IV to extend the option to purchase to coincide with the finalization of third party financing. In the interim, the Company is continuing to make regular lease payments to the owner/lessor.

The Company has employment agreements with certain executives with provisions for termination obligations in certain circumstances of up to 12 months’ severance. The Company expects to pay total aggregate base compensation of approximately $350,000 annually through 2018, plus customary fringe benefits and bonuses.